SCHEDULE OF FINANCIAL INFORMATION FOR THE SIGNIFICANT SUBSIDIARIES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Current assets	$ 80,473		$ 366,020	$ 1,632,290
Current liabilities	(4,251,595)		(2,854,360)	(76,474)
Seamless Group Inc [Member]
Condensed Financial Statements, Captions [Line Items]
Current assets	101,645,012		121,105,296	110,937,597
Current liabilities	(166,160,705)		(172,550,649)	(139,996,275)
Revenue	39,901,966	$ 40,186,552	55,500,917	57,501,370
Net (loss) income	$ (10,911,259)	$ (7,960,375)	(16,678,135)	(14,849,199)
Subsidiaries [Member] | Seamless Group Inc [Member]
Condensed Financial Statements, Captions [Line Items]
Current assets			138,666,772	108,129,821
Non-current assets			7,578,365	9,223,582
Current liabilities			(121,931,207)	89,952,880
Non-current liabilities			(3,156,719)	1,320,025
Revenue			60,052,470	61,128,972
Net (loss) income			$ (2,550,363)	$ (137,004)